Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 592,590	$ 1,016,853	$ 711,652
Prepaid expenses	44,251	4,750	264,193
Total current assets	636,841	1,021,603	975,845
Marketable securities held in Trust Account	53,637,523	52,128,420	230,023,192
Total Assets	54,274,364	53,150,023	230,999,037
Current liabilities:
Accounts payable	1,628,636	1,591,356	342,538
Due to related party	67,118	47,694	0
Class A ordinary shares tendered for redemption, 1,747,139 shares at $10.55 to be paid out of Trust account	18,432,316	0
Accrued expenses	2,681,869	1,759,569	1,003,760
Convertible loan from related party	2,300,000	1,100,000	0
Franchise tax payable	100,000	80,050	174,094
Income taxes payable	482,504	765,554	0
Total current liabilities	25,692,443	5,344,223	1,520,392
Deferred underwriting fees payable	8,050,000	8,050,000	8,050,000
Derivative warrant liabilities	1,696,500	1,319,500	11,572,000
Total liabilities	35,438,943	14,713,723	21,142,392
Commitments and Contingencies (Note 5)
Class A common stock subject to possible redemption, $0.0001 par value; 3,329,638 and 5,076,777 shares at $10.57 and 10.23 per share at June 30, 2023 and December 31, 2022, respectively	35,205,207	51,916,992	230,000,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	0	0	0
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 3,329,638 and 5,076,777 shares issued or outstanding (excluding 3,329,638 and 5,076,777 shares subject to possible redemption as of June 30, 2023 and December 31, 2022, respectively)	0	0	0
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 5,750,000 shares issued and outstanding	575	575	575
Additional paid-in capital	0	0	0
Accumulated deficit	(16,370,361)	(13,481,267)	(20,143,930)
Total stockholders' deficit	(16,369,786)	(13,480,692)	(20,143,355)
Total Liabilities, Common Stock Subject to Possible Redemption, and Stockholders' Deficit	$ 54,274,364	$ 53,150,023	$ 230,999,037